UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1:	Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund
Schedule of Investments
February 29, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.7%)

Beverly MA GO	5.250%	11/1/2012 (1)	1,925	2,084
Beverly MA GO	5.250%	11/1/2013 (1)	1,855	2,023
Boston MA Convention Center Rev.	5.000%	5/1/2018 (2)	4,975	5,057
Boston MA GO	5.750%	2/1/2010 (Prere.)	1,955	2,059
Boston MA GO	5.000%	2/1/2012 (1)(Prere.)	3,765	3,993
Boston MA GO	5.000%	3/1/2016	7,295	7,846
Boston MA Special Obligation Rev. (Boston City Hosp.)	5.000%	8/1/2017 (1)	2,000	2,072
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/2013	540	577
Chelsea MA GO	5.500%	6/15/2009 (2)	90	93
Foxborough MA Stadium Infrastructure Improvement Rev.	5.750%	6/1/2010 (Prere.)	2,500	2,676
Framingham MA Housing Auth. Mortgage Rev.	6.200%	2/20/2021	900	967
Framingham MA Housing Auth. Mortgage Rev.	6.350%	2/20/2032	2,000	2,080
Holyoke MA Gas & Electric Dept. Rev.	5.000%	12/1/2021 (1)	2,395	2,408
Littleton MA GO	5.000%	1/15/2022 (3)	1,280	1,282
Lynn MA GO	5.250%	6/1/2013 (2)	1,530	1,578
Marlborough MA GO	6.750%	6/15/2008 (3)	1,400	1,418
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/2009	2,000	2,088
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2010 (Prere.)	630	663
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2010 (Prere.)	3,950	4,155
Massachusetts Bay Transp. Auth. Rev.	6.200%	3/1/2016	5,325	5,992
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2018 (Prere.)	10,000	10,665
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2022	5,285	5,620
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2023	10,000	10,053
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2023	5,325	5,495
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2024	2,500	2,635
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2026 (1)	3,000	3,145
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2029 (1)	3,000	3,135
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/2030	420	420
Massachusetts College Building Auth. Rev.	0.000%	5/1/2017 (10)	3,340	2,123
1 Massachusetts College Building Auth. Rev.	5.000%	5/1/2038 (12)	15,000	14,089
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2018	2,000	2,021
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2020	3,105	3,083
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2022	3,985	3,895
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2023	3,710	3,604
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	6.000%	5/15/2029 (2)	1,400	1,509
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.000%	10/1/2035 (2)	2,000	1,880
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.375%	5/15/2039	1,575	1,441
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.000%	7/1/2042	5,000	4,608
Massachusetts Dev. Finance Agency Rev. (College of Pharmacy and Allied Health Services)	5.750%	7/1/2013 (Prere.)	1,000	1,120
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/2028	1,500	1,475
Massachusetts Dev. Finance Agency Rev. (Jewish Philanthropies)	5.250%	2/1/2022	2,750	2,798
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.250%	7/1/2031	4,000	3,963
Massachusetts Dev. Finance Agency Rev. (Neville Communities)	6.000%	6/20/2044	1,500	1,542
Massachusetts Dev. Finance Agency Rev. (Simmons College)	5.250%	10/1/2033 (10)	10,000	9,465
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/2010 (Prere.)	1,195	1,282
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/2010 (Prere.)	3,000	3,217
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.000%	7/1/2035	5,000	4,757
Massachusetts Dev. Finance Agency Rev. (Suffolk Univ.)	5.850%	7/1/2009 (Prere.)	2,000	2,097
Massachusetts Dev. Finance Agency Rev. (Western New England College)	5.875%	12/1/2012 (Prere.)	600	653
Massachusetts Dev. Finance Agency Rev. (Western New England College)	6.125%	12/1/2012 (Prere.)	1,000	1,125
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.550%	7/1/2019	1,000	1,002
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.650%	7/1/2029	1,500	1,418
Massachusetts GAN	5.125%	12/15/2010	1,480	1,518
Massachusetts GAN	5.750%	12/15/2010	3,000	3,225
Massachusetts GAN	5.125%	12/15/2012	1,750	1,795
Massachusetts GAN	5.750%	6/15/2014	9,665	10,324
Massachusetts GO	5.250%	9/1/2008	1,850	1,877
Massachusetts GO	5.625%	6/1/2010 (Prere.)	1,450	1,535
Massachusetts GO	5.750%	6/1/2010 (Prere.)	8,545	9,067
Massachusetts GO	5.000%	8/1/2014	11,965	12,843
Massachusetts GO	5.000%	3/1/2015 (Prere.)	10,000	10,783
Massachusetts GO	5.000%	8/1/2015 (3)(4)	10,000	10,733
Massachusetts GO	5.000%	9/1/2015 (Prere.)	10,000	10,813
Massachusetts GO	5.250%	8/1/2018 (4)	5,060	5,424
Massachusetts GO	5.500%	10/1/2018	4,955	5,369
Massachusetts GO	5.500%	10/1/2018 (4)	10,200	11,150
Massachusetts GO	5.250%	8/1/2022	5,000	5,153
Massachusetts GO	5.500%	12/1/2022 (4)	2,000	2,114
Massachusetts GO	5.500%	12/1/2023 (2)	1,030	1,079
Massachusetts GO	5.500%	8/1/2030 (2)	10,000	10,476
Massachusetts GO VRDO	3.550%	3/3/2008	900	900
Massachusetts GO VRDO	3.550%	3/3/2008	955	955
Massachusetts GO VRDO	4.020%	3/3/2008	4,800	4,800
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center)	5.750%	7/1/2033	5,000	4,980
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/2026	6,255	5,763
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/2027	5,575	5,130
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/2019 (1)	50	50
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.750%	7/1/2016	2,000	2,087
Massachusetts Health & Educ. Fac. Auth. Rev. (Children's Hospital) VRDO	8.000%	3/3/2008 (2)	5,000	5,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/2010 (Prere.)	5,825	6,279
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/2020	1,000	1,155
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.125%	7/15/2037	9,350	9,121
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	3.000%	3/3/2008	1,500	1,500
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.250%	8/15/2037	10,000	9,267
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/2012 (2)	385	407
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/2010	520	532
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/2016	1,235	1,234
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2021	6,765	7,127
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.000%	7/1/2023	5,000	5,048
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2024	3,060	3,151
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2030	5,000	5,112
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/2032	7,730	8,158
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2012 (3)(Prere.)	3,000	3,234
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2012 (3)(Prere.)	2,580	2,781
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2013 (3)	1,255	1,307
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2011	2,080	2,146
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2012	2,850	2,931
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2014	1,000	1,031
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2015 (1)	390	394
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2015	3,000	3,093
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.375%	7/1/2024 (1)	1,605	1,609
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/2013 (3)(Prere.)	1,090	1,176
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/2013 (3)(Prere.)	1,175	1,268
Massachusetts Health & Educ. Fac. Auth. Rev. (Sterling & Francine Clark)	5.000%	7/1/2036	8,000	7,593
Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.)	5.250%	2/15/2030	2,000	1,987
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/2014 (2)	1,000	1,025
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/2021	5,000	5,110
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	1,000	1,016
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.875%	10/1/2010 (3)(Prere.)	4,000	4,325
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/2027 (3)	1,850	1,782
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/2011 (3)(Prere.)	435	463
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.250%	10/1/2012 (1)(Prere.)	4,000	4,318
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/2023 (3)	565	565
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College)	5.000%	7/1/2023	2,400	2,403
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College) VRDO	3.400%	3/7/2008	3,000	3,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/2028	1,000	968
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/2031	5,000	4,879
2 Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/2036	10,000	9,676
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.000%	7/1/2010 (2)(ETM)	815	837
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/2012 (1)	2,975	3,168
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/2013 (1)	3,255	3,464
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/2016 (1)	4,500	4,705
Massachusetts Port Auth. Rev.	5.250%	7/1/2008	1,325	1,337
Massachusetts Port Auth. Rev.	5.750%	7/1/2010	1,000	1,061
Massachusetts Port Auth. Rev.	5.500%	7/1/2016 (4)	10,000	11,032
Massachusetts Port Auth. Rev.	5.000%	7/1/2017 (4)	10,000	10,608
Massachusetts Port Auth. Rev.	5.375%	7/1/2018	2,000	2,031
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/2025 (4)	10,125	9,986
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/2027 (3)	15,000	14,860
Massachusetts Special Obligation Rev.	5.000%	6/1/2017	2,040	2,072
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2020 (1)	3,000	1,595
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2025 (1)	5,000	1,909
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2028 (1)	13,660	4,310
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/2009 (Prere.)	1,435	1,500
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/2009 (Prere.)	615	646
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2013	7,550	8,223
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2015 (Prere.)	4,460	4,892
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/2016	5,000	5,360
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2017	540	581
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2017	5,000	5,417
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2022	3,500	3,651
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/2027	2,565	2,574
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/2029	1,000	1,006
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/2029	2,490	2,558
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2030	5,000	5,113
Massachusetts Water Resources Auth. Rev.	6.000%	12/1/2011 (3)	4,120	4,398
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/2016 (4)	13,630	14,802
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/2032 (4)	5,000	5,041
Narragansett MA Regional School Dist. GO	6.500%	6/1/2013 (2)	1,210	1,302
Pittsfield MA GO	5.000%	4/15/2018 (1)	1,000	1,033
Quabog MA Regional School Dist. GO	5.500%	6/1/2018 (4)	1,355	1,423
Quabog MA Regional School Dist. GO	5.500%	6/1/2019 (4)	1,355	1,422
Rail Connections Inc. Massachusetts Rev.	5.250%	7/1/2008 (ETM)	705	712
Rail Connections Inc. Massachusetts Rev.	5.300%	7/1/2009 (ETM)	340	351
Rail Connections Inc. Massachusetts Rev.	5.400%	7/1/2009 (Prere.)	520	548
Rail Connections Inc. Massachusetts Rev.	5.500%	7/1/2009 (Prere.)	1,175	1,239
Rail Connections Inc. Massachusetts Rev.	6.000%	7/1/2009 (Prere.)	570	605
Rail Connections Inc. Massachusetts Rev.	6.000%	7/1/2009 (Prere.)	1,030	1,093
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.375%	6/15/2010 (1)(Prere.)	2,500	2,634
Shrewsbury MA GO	5.000%	8/15/2013	1,030	1,092
Shrewsbury MA GO	5.000%	8/15/2017	1,900	2,007
Shrewsbury MA GO	5.000%	8/15/2018	3,185	3,303
Shrewsbury MA GO	5.000%	8/15/2019	1,000	1,026
Tantasqua MA Regional School Dist. GO	5.125%	8/15/2010 (4)(Prere.)	2,575	2,731
Univ. of Massachusetts Building Auth. Refunding Rev.	6.875%	5/1/2014 (ETM)	1,000	1,148
Univ. of Massachusetts Building Auth. Rev.	5.125%	11/1/2010 (Prere.)	1,135	1,197
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/2010 (2)(Prere.)	2,600	2,768
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/2010 (2)(Prere.)	2,400	2,555
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/2021 (2)	5,680	5,694
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/2022 (2)	2,695	2,678
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/2023 (2)	1,760	1,679
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/2024 (2)	1,980	1,873
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/2025 (2)	1,990	1,879
Westborough MA GO	5.000%	11/15/2008	3,460	3,524
Westfield MA GO	5.000%	5/1/2010 (3)(Prere.)	1,715	1,806
Worcester MA GO	5.500%	10/1/2009 (3)	1,000	1,037
Worcester MA GO	5.750%	4/1/2010 (4)(Prere.)	1,000	1,067
Worcester MA GO	5.625%	8/15/2010 (3)(Prere.)	1,640	1,759
Worcester MA GO	5.500%	8/15/2014 (3)	1,445	1,530
Worcester MA GO	5.500%	8/15/2015 (3)	1,190	1,260
Worcester MA GO	5.250%	8/15/2021 (3)	1,500	1,511
Outside Massachusetts:
Guam Econ. Dev. & Comm. Auth. Rev.	5.250%	6/1/2032	2,600	2,418
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/2017 (1)	5,000	5,356
Puerto Rico GO	5.000%	7/1/2013 (Prere.)	860	925
Puerto Rico GO	5.500%	7/1/2019 (2)	2,500	2,592
Puerto Rico GO	5.500%	7/1/2022 (3)	3,500	3,503
Puerto Rico GO	5.000%	7/1/2033	740	666
Puerto Rico Govt. Dev. Bank VRDO	3.750%	3/7/2008 (1)	2,000	2,000
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2012 (3)	5,080	5,418
Puerto Rico Highway & Transp. Auth. Rev. VRDO	5.500%	3/7/2008 (2)	5,000	5,000
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/2040	5,000	5,179
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2012 (Prere.)	1,100	1,174
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/2036	400	366
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	665	716
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	2,015	2,170
Puerto Rico Public Finance Corp.	5.125%	6/1/2024 (2)	2,155	2,182
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)((ETM)	4,000	4,467
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2054 (2)	5,000	284
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/2009	1,450	1,475
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2020	1,000	977

Total Municipal Bonds
(Cost $703,138)				682,651

Other Assets and Liabilities-Net (0.3%)				2,236

Net Assets (100%)				684,887

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 29, 2008.
2	Securities with a value of $1,451,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 29, 2008, the cost of investment securities for tax purposes was $705,518,000. Net unrealized depreciation of investment securities for tax purposes was $22,867,000, consisting of unrealized gains of $5,315,000 on securities that had risen in value since their purchase and $28,182,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 29, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(114)	13,523	(308)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities. Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of February 29, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices		(308)

Level 2- Other Significant Observable Inputs	682,651

Level 3- Significant Unobservable Inputs

Total	682,651	(308)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.